Financing Receivables and Operating Lease Equipment - Financing Receivable Credit Quality Indicators (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Current	$ 10	$ 73
2022/2023	70	32
2021/2022	30	233
2020/2021	204	103
2019/2020	97	48
Prior	139	169
Total financing receivables	550	658	$ 1,189
BBB
Financing Receivable, Credit Quality Indicator [Line Items]
Current	10
2022/2023	70
2021/2022	30
2020/2021	190
2019/2020	97
Prior	50	13
Total financing receivables	447	13
BB
Financing Receivable, Credit Quality Indicator [Line Items]
Current		73
2022/2023		32
2021/2022		198
2020/2021		103
2019/2020		36
Prior		53
Total financing receivables		495
B
Financing Receivable, Credit Quality Indicator [Line Items]
2019/2020		12
Prior	89	94
Total financing receivables	89	106
CCC
Financing Receivable, Credit Quality Indicator [Line Items]
2021/2022		35
2020/2021	14
Prior		9
Total financing receivables	$ 14	$ 44